Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Net deferred income tax assets	19,556	23,623
Net deferred income tax liabilities	726	2,583

Summary of Components of Net Deferred Income Tax Assets and Liabilities

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Net deferred income tax assets:
Pension and other employee benefits	6,394	4,886
Unamortized past service pension costs	4,874	5,846
Accumulated provision for doubful accounts	3,577	3,806
Provisions	2,917	1,661
Unearned revenues	2,509	2,108
Customer list and trademark	1,116	3,890
Accumulated write-down of inventories to net realizable values	699	701
Lease liability over right-of-use assets under IFRS 16	666	393
NOLCO	88	432
Fixed asset impairment/depreciation due to shortened life of property and equipment	61	138
Derivative financial instruments	33	—
Excess MCIT over RCIT	3	1,408
Taxes and duties capitalized	(124)	—
Unrealized foreign exchange losses (gains)	(457)	580
Others	(2,800)	(2,226)
Total deferred income tax assets – net	19,556	23,623
Net deferred income tax liabilities:
Investment property	569	278
Unrealized foreign exchange gains	167	254
Intangible assets and fair value adjustment on assets acquired – net of amortization	70	1,964
Others	(80)	87
Total deferred income tax liabilities	726	2,583

Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities)

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Net deferred income tax assets – balances at beginning of the year	23,623	27,697
Net deferred income tax liabilities – balances at beginning of the year	(2,583)	(2,981)
Net balances at beginning of the year	21,040	24,716
Movement charged directly to other comprehensive income	1,811	2,673
Provision for deferred income tax	(3,989)	(6,267)
Adjustments due to adoption of IFRS 16	—	(83)
Others	(32)	1
Net balances at end of the period	18,830	21,040
Net deferred income tax assets – balances at end of the year	19,556	23,623
Net deferred income tax liabilities – balances at end of the year	(726)	(2,583)

Summary of Analysis of Net Deferred Income Tax Assets

The analysis of our consolidated net deferred income tax assets as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	13,041	16,033
Deferred income tax assets to be recovered within 12 months	6,515	7,590
	19,556	23,623

Summary of Analysis of Net Deferred Income Tax Liabilities

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(477)	(2,376)
Deferred income tax liabilities to be settled within 12 months	(249)	(207)
Net deferred income tax liabilities	(726)	(2,583)

Summary of Provision for Income Tax

Provision for income tax for the years ended December 31, 2020, 2019 and 2018 consist of:

	2020	2019	2018
	(in million pesos)
Current	4,452	3,283	2,467
Deferred (Note 3)	3,989	6,267	1,375
	8,441	9,550	3,842

Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in million pesos)
Provision for income tax at the applicable statutory tax rate	9,906	9,701	6,845
Tax effects of:
Nondeductible expenses	144	907	1,235
Equity share in net losses (income) of associates and joint ventures	(20)	(220)	26
Loss (income) not subject to income tax	(27)	154	(1,827)
Income subject to final tax	(189)	(599)	(297)
Difference between Optical Standard Deduction, OSD, and itemized deductions	(426)	(251)	(22)
Special deductible items and income subject to lower tax rate	(537)	(643)	(750)
Net movement in unrecognized deferred income tax assets and other adjustments	(410)	501	(1,368)
Actual provision for income tax	8,441	9,550	3,842

Summary of Amount of Unrecognized Deferred Income Tax Assets

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Accumulated provision for expected credit losses	2,907	2,947
NOLCO	1,358	3,322
Fixed asset impairment	1,284	1,146
Provisions	761	116
Pension and other employee benefits	61	—
Excess MCIT over RCIT	20	27
Unearned revenues	17	95
Operating lease	10	1
Unrealized foreign exchange losses	5	45
Accumulated write-down of inventories to net realizable values	2	11
Interest on subordinated shareholder advances	(4)	—
Gain on disposal of asset	—	105
	6,421	7,815
Unrecognized deferred income tax assets	1,940	2,294

Summary of Breakdown of Consolidated Excess MCIT and NOLCO

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2020 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2018	December 31, 2021	—	1,224
December 31, 2019	December 31, 2022	9	63
December 31, 2020	December 31, 2025	14	188
		23	1,475
NOLCO incurred by foreign affiliates which can be carried over indefinitely		—	195
		23	1,670
Consolidated tax benefits		23	501
Consolidated unrecognized deferred income tax assets		(20)	(413)
Consolidated recognized deferred income tax assets		3	88